Stockholders’ Equity (Details) - Schedule of Analysis of the Stock Option Grant Activity under the Plan - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stockholders’ Equity (Details) - Schedule of Analysis of the Stock Option Grant Activity under the Plan [Line Items]
Number, Granted	5,975,936
Weighted Average Exercise Price, Granted	$ 3.92
Weighted Average Remaining Life, Granted	2 years 8 months 19 days
Number, Exercised	(1,055,374)
Weighted Average Exercise Price, Exercised	$ 0.24
Weighted Average Remaining Life, Exercised
Number, Expired or forfeited	(393)
Weighted Average Exercise Price, Expired or forfeited	$ 8,249.36
Weighted Average Remaining Life, Expired or forfeited
Number, Outstanding Ending balance	5,047,450	127,281
Weighted Average Exercise Price, Outstanding Ending balance	$ 14.11	$ 514.97
Weighted Average Remaining Life, Outstanding Ending balance	2 years 8 months 23 days	4 years 6 months 14 days
Stock Options [Member]
Stockholders’ Equity (Details) - Schedule of Analysis of the Stock Option Grant Activity under the Plan [Line Items]
Number, Granted	44,445
Weighted Average Exercise Price, Granted	$ 5.01
Weighted Average Remaining Life, Granted	9 years 10 months 9 days
Number, Exercised
Weighted Average Exercise Price, Exercised
Weighted Average Remaining Life, Exercised
Number, Expired or forfeited
Weighted Average Exercise Price, Expired or forfeited
Weighted Average Remaining Life, Expired or forfeited
Number, Outstanding Ending balance	45,572	1,127
Weighted Average Exercise Price, Outstanding Ending balance	$ 173.12	$ 6,802.93
Weighted Average Remaining Life, Outstanding Ending balance	9 years 8 months 26 days	5 years 8 months 26 days
Warrants [Member]
Stockholders’ Equity (Details) - Schedule of Analysis of the Stock Option Grant Activity under the Plan [Line Items]
Number, Granted	13,320,000
Weighted Average Exercise Price, Granted	$ 0.02
Weighted Average Remaining Life, Granted	9 years 11 months 19 days
Number, Exercised
Weighted Average Exercise Price, Exercised
Weighted Average Remaining Life, Exercised
Number, Expired or forfeited
Weighted Average Exercise Price, Expired or forfeited
Weighted Average Remaining Life, Expired or forfeited
Number, Outstanding Ending balance	13,320,000
Weighted Average Exercise Price, Outstanding Ending balance	$ 0.02
Weighted Average Remaining Life, Outstanding Ending balance	9 years 11 months 19 days